Contingent consideration (Details) - GBP (£) £ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Loss on recognition of contingent consideration payable		£ (2)	£ (754)	[1]	£ 0	[1]
Contingent consideration paid		(549)	(192)	[1]	0	[1]
Contingent consideration		(80)	£ (629)	[2]	£ 0	[2]
Discuva Limited
Disclosure of detailed information about business combination [line items]
Loss on recognition of contingent consideration payable	£ 100
Contingent consideration paid		(549)
Contingent consideration		£ (100)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’
[2]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'